SEMI-ANNUAL REPORT

 . PACIFIC SELECT SEPARATE ACCOUNT OF
  PACIFIC MUTUAL LIFE INSURANCE COMPANY








                                               PACIFIC SELECT

PACIFIC SELECT SEPERATE ACCOUNT
STATEMENT ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)
(IN THOUSANDS)

                                                                             High                  Govern-
                                                                Money       Yield      Managed       ment                 Aggressive
                                                                Market       Bond        Bond      Securities   Growth      Equity
                                                               Variable    Variable    Variable    Variable    Variable    Variable
                                                               Account     Account     Account     Account     Account     Account
                                                               ---------------------------------------------------------------------
ASSETS

Investments:
 Money Market Portfolio (21 shares; cost $214) .............       $214
 High Yield Bond Portfolio (589 shares; cost $5,435) .......                 $5,865
 Managed Bond Portfolio (54 shares; cost $570) .............                               $578
 Government Securities Portfolio (30 shares; cost $325) ....                                           $314
 Growth Portfolio (284 shares; cost $4,578) ................                                                     $6,323
 Aggressive Equity Portfolio (1 shares; cost $13) ..........                                                                    $13
 Growth LT Portfolio (76 shares; cost $1,007) ..............
 Equity Income Portfolio (141 shares; cost $2,198) .........
 Multi-Strategy Portfolio (67 shares; cost $822) ...........
 Equity Index Portfolio (126 shares; cost $2,342) ..........
 International Portfolio (260 shares; cost $3,435) .........
 Emerging Markets Portfolio (8 shares; cost $86) ...........
                                                               --------------------------------------------------------------------
Total Assets ...............................................       214       5,865         578         314       6,323          13
                                                               --------------------------------------------------------------------
LIABILITIES

Payables:
 Mortality and expense risk fee ............................                    13           1           1          13
                                                               --------------------------------------------------------------------
 Total Liabilites ..........................................                    13           1           1          13
                                                               --------------------------------------------------------------------
NET ASSETS .................................................       214       5,852         577         313       6,310          13
                                                               --------------------------------------------------------------------

                                                              Growth      Equity      Multi-      Equity      Inter-     Emerging
                                                                LT        Income     Strategy     Index      national    Markets
                                                             Variable    Variable    Variable    Variable    Variable    Variable
                                                             Account     Account     Account     Account     Account     Account
                                                             ----------------------------------------------------------------------
ASSETS

Investments:
 Money Market Portfolio (21 shares; cost $214) .............
 High Yield Bond Portfolio (589 shares; cost $5,435) .......
 Managed Bond Portfolio (54 shares; cost $570) .............
 Government Securities Portfolio (30 shares; cost $325) ....
 Growth Portfolio (284 shares; cost $4,578) ................
 Aggressive Equity Portfolio (1 shares; cost $13) ..........
 Growth LT Portfolio (76 shares; cost $1,007) ..............  $1,250
 Equity Income Portfolio (141 shares; cost $2,198) .........              $3,149
 Multi-Strategy Portfolio (67 shares; cost $822) ...........                          $1,013
 Equity Index Portfolio (126 shares; cost $2,342) ..........                                      $2,968
 International Portfolio (260 shares; cost $3,435) .........                                                  $4,455
 Emerging Markets Portfolio (8 shares; cost $86) ...........                                                                 $90
                                                             --------------------------------------------------------------------
Total Assets ...............................................   1,250       3,149       1,013       2,968       4,455          90
                                                             --------------------------------------------------------------------
LIABILITIES
Payables:

 Mortality and expense risk fee ............................       3           7           2           6          10
                                                             --------------------------------------------------------------------
 Total Liabilites ..........................................       3           7           2           6          10
                                                             --------------------------------------------------------------------
NET ASSETS .................................................  $1,247      $3,142      $1,011      $2,962      $4,445         $90
                                                             --------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT SEPERATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 1997 (UNAUDITED)
(IN THOUSANDS)

                                                                          High                  Govern-
                                                             Money       Yield      Managed       ment                  Aggressive
                                                             Market       Bond        Bond      Securities   Growth      Equity
                                                            Variable    Variable    Variable    Variable    Variable    Variable
                                                            Account     Account     Account     Account     Account     Account (1)
                                                            -----------------------------------------------------------------------
INVESTMENT INCOME
 Dividends ..............................................       $5        $269         $17          $8        $636
EXPENSES
 Mortality and expense risk fee .........................        1          20           2           1          20
                                                            -----------------------------------------------------------------------
Net Investment Income ...................................        4         249          15           7         616
                                                            -----------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
 Net realized gain (loss) from security transactions ....                    5                      (1)         37
 Net unrealized appreciation (depreciation)
  on investments ........................................                    4          (3)                    297
                                                            -----------------------------------------------------------------------
Net Realized And Unrealized Gain
 (Loss) On Investments ..................................                    9          (3)         (1)        334
                                                            -----------------------------------------------------------------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ..............................       $4        $258         $12          $6        $950          $0
                                                            -----------------------------------------------------------------------

                                                             Growth      Equity      Multi-      Equity      Inter-     Emerging
                                                               LT        Income     Strategy     Index      national    Markets
                                                            Variable    Variable    Variable    Variable    Variable    Variable
                                                            Account     Account     Account     Account     Account     Account (1)
                                                            -----------------------------------------------------------------------
INVESTMENT INCOME
 Dividends ..............................................      $63        $190         $68        $122         $94
EXPENSES
 Mortality and expense risk fee .........................        4          10           3           9          15
                                                            -----------------------------------------------------------------------
Net Investment Income ...................................       59         180          65         113          79
                                                            -----------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
 Net realized gain (loss) from security transactions ....       17          49          12          15          20
 Net unrealized appreciation (depreciation)
  on investments ........................................      (17)        236          15         363         441              $5
                                                            -----------------------------------------------------------------------
Net Realized And Unrealized Gain
 (Loss) On Investments ..................................        0         285          27         378         461               5
                                                            -----------------------------------------------------------------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ..............................      $59        $465         $92        $491        $540              $5
                                                            -----------------------------------------------------------------------

(1)  Operations commenced January 15, 1997.

See Notes to Financial Statements

PACIFIC SELECT SEPERATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED JUNE 30, 1997 (UNAUDITED)
(IN THOUSANDS)

                                                                          High                  Govern-
                                                             Money       Yield      Managed       ment                  Aggressive
                                                             Market       Bond        Bond      Securities   Growth      Equity
                                                            Variable    Variable    Variable    Variable    Variable    Variable
                                                            Account     Account     Account     Account     Account     Account (1)
                                                            -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
 Net investment income ....................................    $  4      $  249       $  15        $   7      $  616
 Net realized gain (loss) from security transactions ......                   5                       (1)         37
 Net unrealized appreciation (depreciation)
  on investments .........................................                    4          (3)                     297
                                                            -----------------------------------------------------------------------
Net Increase In Net Assets
 Resulting From Operations ................................       4         258          12            6         950
                                                            -----------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
 FROM POLICY TRANSACTIONS
 Transfers--policy charges and deductions .................      (1)        (19)         (3)          (2)        (35)
 Transfers in (from other variable accounts) ..............       7          41          62            1         152          $13
 Transfers out (to other variable accounts) ...............      (7)        (10)        (17)         (15)       (140)
 Transfers--other .........................................       2          (1)         (1)          (2)        (28)
                                                            -----------------------------------------------------------------------
Net Increase (Decrease) In Net Assets Derived
 From Policy Transactions .................................       1          11          41          (18)        (51)          13
                                                            -----------------------------------------------------------------------
NET INCREASE (DRECREASE) IN NET ASSETS ....................       5         269          53          (12)        899           13
                                                            -----------------------------------------------------------------------
NET ASSETS
 Beginning of Period ......................................     209       5,583         524          325       5,411
                                                            -----------------------------------------------------------------------
 End of Period ............................................    $214      $5,852        $577         $313      $6,310           $13
                                                            -----------------------------------------------------------------------


                                                             Growth      Equity      Multi-      Equity      Inter-     Emerging
                                                               LT        Income     Strategy     Index      national    Markets
                                                            Variable    Variable    Variable    Variable    Variable    Variable
                                                            Account     Account     Account     Account     Account     Account (1)
                                                            -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
 Net investment income ....................................   $   59       $ 180      $  65       $ 113       $  79
 Net realized gain (loss) from security transactions ......       17          49         12          15          20
 Net unrealized appreciation (depreciation)
  on investments .........................................       (17)        236         15         363         441         $  5
                                                            -----------------------------------------------------------------------

Net Increase In Net Assets
 Resulting From Operations ................................       59         465         92         491         540            5
                                                            -----------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
 FROM POLICY TRANSACTIONS
 Transfers--policy charges and deductions .................       (5)        (29)        (8)        (16)        (26)
 Transfers in (from other variable accounts) ..............       48          28          4         154          48           85
 Transfers out (to other variable accounts) ...............      (73)       (122)        (4)                    (47)
 Transfers--other .........................................      (15)        (45)       (25)         (8)        (17)
                                                            -----------------------------------------------------------------------

Net Increase (Decrease) In Net Assets Derived
 From Policy Transactions .................................      (45)       (168)       (33)        130         (42)          85
                                                            -----------------------------------------------------------------------
NET INCREASE (DRECREASE) IN NET ASSETS ....................       14         297         59         621         498           90
                                                            -----------------------------------------------------------------------
NET ASSETS
 Beginning of Period ......................................    1,233       2,845        952       2,341       3,947
                                                            -----------------------------------------------------------------------
 End of Period ............................................   $1,247      $3,142     $1,011      $2,962      $4,445          $90
                                                            -----------------------------------------------------------------------


(1)  Operations commenced January 15, 1997.

See Notes to Financial Statements

PACIFIC SELECT SEPERATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
(IN THOUSANDS)

                                                                             High                Govern-
                                                                  Money      Yield     Managed     ment                  Growth
                                                                 Market      Bond       Bond     Securities    Growth      LT
                                                                Variable   Variable    Variable   Variable    Variable   Variable
                                                                 Account    Account    Account    Account     Account    Account
                                                              ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income ....................................         $23     $396           $33         $22         $502         2
Net realized gain (loss) from security transactions ......          (1)       5             3          (3)         860        32
Net unrealized appreciation (depreciation)
  on investments .........................................           7      103           (18)        (13)         231       145
                                                              ---------------------------------------------------------------------
Net Income In Net Assets
 Resulting From Operations ...............................          29      504            18           6        1,593       179
                                                              ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM POLICY TRANSACTIONS
 Transfer of net premiums ................................                                                           2
 Transfers--policy charges and deductions ................          (8)     (39)           (5)         (5)        (108)      (12)
 Transfers in (from other variable accounts) .............      11,217    5,077            79          12        4,076       496
 Transfers out (to other variable accounts) ..............     (12,403)  (3,676)          (42)        (20)      (7,965)     (332)
 Transfers--other ........................................         (13)      (3)                      (29)        (141)      (16)
                                                              ---------------------------------------------------------------------
Net Increase In Net Assets Derived
 From Policy Transactions ................................      (1,207)   1,359            32         (42)      (4,136)      136
                                                              ---------------------------------------------------------------------
NET INCREASE (DECREASE)
 IN NET ASSETS ...........................................      (1,178)   1,863            50         (36)      (2,543)      315
                                                              ---------------------------------------------------------------------
NET ASSETS
 Beginning of Year .......................................       1,387    3,720           474         361        7,954       918
                                                              ---------------------------------------------------------------------
 End of Year .............................................        $209   $5,583          $524        $325       $5,411    $1,233
                                                              ---------------------------------------------------------------------

                                                               Equity           Multi-           Equity          Inter-
                                                               Income          Strategy          Index          national
                                                              Variable         Variable         Variable        Variable
                                                              Account          Account          Account         Account
                                                             -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income ....................................       $141              $64            $29            $51
Net realized gain (loss) from security transactions ......         49                6             24             31
Net unrealized appreciation (depreciation)
  on investments .........................................        267               31            188            465
                                                             -------------------------------------------------------------
Net Income In Net Assets
 Resulting From Operations ...............................        457              101            241            547
                                                             -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM POLICY TRANSACTIONS
 Transfer of net premiums ................................          2
 Transfers--policy charges and deductions ................        (80)             (16)           (26)           (52)
 Transfers in (from other variable accounts) .............        413                9          1,899          2,052
 Transfers out (to other variable accounts) ..............       (241)              (2)           (17)           (90)
 Transfers--other ........................................        (67)               2            (20)           (81)
                                                              ------------------------------------------------------------
Net Increase In Net Assets Derived
 From Policy Transactions ................................         27               (7)         1,836          1,829
                                                              ------------------------------------------------------------
NET INCREASE (DECREASE)
 IN NET ASSETS ...........................................        484               94          2,077          2,376
                                                              ------------------------------------------------------------
NET ASSETS
 Beginning of Year .......................................      2,361              858            264          1,571
                                                              ------------------------------------------------------------
 End of Year .............................................     $2,845             $952         $2,341         $3,947
                                                              ------------------------------------------------------------

See Notes to Financial Statements

                        PACIFIC SELECT SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES

   The Pacific Select Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is currently comprised of fourteen subaccounts called Variable Accounts: the Money Market Variable Account, the High Yield Bond Variable Account, the Managed Bond Variable Account, the Government Securities Variable Account, the Growth Variable Account, the Aggressive Equity Variable Account, the Growth LT
Variable Account, the Equity Income Variable Account, the Multi-Strategy Variable Account, the Equity Variable Account, the Bond and Income Variable Account, the Equity Index Variable Account, the International Variable Account, and the Emerging Markets Variable Account. The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the "Fund"), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the portfolios of investments, are included elsewhere in this report and should be read in conjunction with the Separate Account's financial statements.

   The Separate Account has organized and registered with the Securities and Exchange Commission two other Variable Accounts, the Equity Variable Account and the Bond and Income Variable Account, under the Investment Company Act of 1940. There was no operational activity through June 30, 1997 in both Variable Accounts.

   The Separate Account was established by Pacific Mutual Life Insurance Company ("Pacific Mutual") on November 20, 1986 and commenced operations on January 7, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Mutual. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Mutual, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Mutual.

   The Separate Account held by Pacific Mutual represents funds from individual flexible premium variable life policies. The assets of the Separate Account are carried at market value.

   The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates

   A. Valuation of Investments

   Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to their financial statements.

   B. Security Transactions

   Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

   C. Federal Income Taxes

   The operations of the Separate Account will be reported on the Federal income tax return of Pacific Mutual, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Mutual with respect to the operations of the Separate Account.

2. DIVIDENDS

   During 1997, the Fund has declared dividends for each portfolio except for the Aggressive Equity Portfolio and the Emerging Markets Portfolio. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

3. CHARGES AND EXPENSES

   Pacific Mutual charges the Separate Account daily for mortality and expense risks assumed with respect to variable life insurance policies funded by the Separate Account at an annual rate of 0.70% of the average daily net assets of each Variable Account. Under the policies, Pacific Mutual makes certain deductions from the net assets of each Variable Account for sales load, administrative expenses, state premium taxes, cost of insurance and charges for optional benefits. The operating expenses of the Separate Account are paid by Pacific Mutual.

4. RELATED PARTY AGREEMENT

   Pacific Mutual Distributors, Inc., a wholly-owned subsidiary of Pacific Mutual, is the principal underwriter of variable life insurance policies funded by interests in the Separate Account, and is compensated by Pacific Mutual.

                        PACIFIC SELECT SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

5. POLICY OWNERS' COST OF INVESTMENTS IN THE FUND SHARES

   The investment in the Fund shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk (M&E) charges. The cost and market value of total Policy Owners' investments in the Fund as of June 30, 1997 were as follows (amounts in thousands):

                                                                                        VARIABLE ACCOUNTS
                                                                  -----------------------------------------------------------
                                                                   MONEY          HIGH YIELD      MANAGED         GOVERNMENT
                                                                   MARKET           BOND            BOND          SECURITIES
                                                                  -----------------------------------------------------------
Total cost of investments at beginning of period                     $209          $5,166            $514            $336
Add:    Total proceeds from sales of units net of M&E charges           5              30              50
        Reinvested distributions from the Fund:
        (a) Net investment income                                       5             219              15               8
        (b) Net realized gain                                                          50               2
                                                                  -----------------------------------------------------------
                         Sub-Total                                    219           5,465             581             344
Less:   Cost of investments disposed during the period                  5              30              11              19
                                                                  -----------------------------------------------------------
Total cost of investments at end of period                            214           5,435             570             325
Add:    Unrealized appreciation (depreciation)                                        430               8             (11)
                                                                  -----------------------------------------------------------
Total market value of investments at end of period                   $214          $5,865            $578            $314
                                                                  -----------------------------------------------------------

                                                                                  AGGRESSIVE       GROWTH          EQUITY
                                                                   GROWTH         EQUITY (1)         LT            INCOME
                                                                  -----------------------------------------------------------
Total cost of investments at beginning of period                   $3,972                            $975          $2,135
Add:    Total proceeds from sales of units net of M&E charges         119               $13            15
        Reinvested distributions from the Fund:
        (a) Net investment income                                       7                               6              13
        (b) Net realized gain                                         629                              57             176
                                                                  -----------------------------------------------------------
                         Sub-Total                                  4,727                13         1,053           2,324
Less:   Cost of investments disposed during the period                149                              46             126
                                                                  -----------------------------------------------------------
Total cost of investments at end of period                          4,578                13         1,007           2,198
Add:    Unrealized appreciation                                     1,745                             243             951
                                                                  -----------------------------------------------------------
Total market value of investments at end of period                 $6,323               $13        $1,250          $3,149
                                                                  -----------------------------------------------------------

                                                                   MULTI-          EQUITY          INTER-         EMERGING
                                                                  STRATEGY         INDEX          NATIONAL        MARKETS (1)
                                                                  -----------------------------------------------------------
Total cost of investments at beginning of period                     $777            $2,083        $3,374
Add:    Total proceeds from sales of units net of M&E charges           4               152            17                $87
        Reinvested distributions from the Fund:
        (a) Net investment income                                      16                22            15
        (b) Net realized gain                                          52               100            79
                                                                  -----------------------------------------------------------
                         Sub-Total                                    849             2,357         3,485                 87
Less:   Cost of investments disposed during the period                 27                15            50                  1
                                                                  -----------------------------------------------------------
Total cost of investments at end of period                            822             2,342         3,435                 86
Add:    Unrealized appreciation                                       191               626         1,020                  4
                                                                  -----------------------------------------------------------
Total market value of investments at end of period                 $1,013            $2,968        $4,455                $90
                                                                  -----------------------------------------------------------

____________________________________________________
(1) Operations commenced on January 15, 1997.

                        PACIFIC SELECT SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

6. TRANSACTIONS IN SEPARATE ACCOUNT UNITS AND SELECTED ACCUMULATION UNIT ** INFORMATION

   Transactions in Separate Account units for the period ended June 30, 1997 and the selected accumulation unit information as of June 30, 1997 and December 31, 1996 were as follows:

                                                                                       Variable Accounts
                                                     ------------------------------------------------------------------------
                                                            Money              High Yield         Managed         Government
                                                            Market                Bond              Bond          Securities
                                                     ------------------------------------------------------------------------
Total units outstanding at beginning of period               13,843             238,658            25,744            16,830
Increase (decrease) in units resulting from
  Policy transactions:
  (a) Transfers--policy charges and deductions                  (99)               (801)             (128)              (98)
  (b) Transfers in (from other variable accounts)               186               1,404             2,009               777
  (c) Transfers out (to other variable accounts)             (4,687)               (106)           (8,730)           (1,102)
  (d) Transfers--other                                        4,627                 (47)            8,831              (474)
                                                     ------------------------------------------------------------------------
                         Sub-Total                               27                 450             1,982              (897)
                                                     ------------------------------------------------------------------------

Total units outstanding at end of period                     13,870             239,108            27,726            15,933
                                                     ------------------------------------------------------------------------

                                                     ------------------------------------------------------------------------
Accumulation Unit Value: At beginning of period              $15.08              $23.39            $20.34            $19.31
                         At end of period                    $15.40              $24.47            $20.81            $19.67
                                                     ------------------------------------------------------------------------
                                                                               Aggressive          Growth            Equity
                                                               Growth          Equity (1)            LT              Income
                                                     ------------------------------------------------------------------------
Total units outstanding at beginning of period              159,620                                68,915           103,533
Increase (decrease) in units resulting from
  Policy transactions:
  (a) Transfers--policy charges and deductions                 (976)                (12)             (289)             (964)
  (b) Transfers in (from other variable accounts)             9,071               1,358             2,061             8,775
  (c) Transfers out (to other variable accounts)            (14,403)               (417)           (4,040)          (13,976)
  (d) Transfers--other                                        5,031                 413              (222)              501
                                                     ------------------------------------------------------------------------
                         Sub-Total                           (1,277)              1,342            (2,490)           (5,664)
                                                     ------------------------------------------------------------------------

Total units outstanding at end of period                    158,343               1,342            66,425            97,869
                                                     ------------------------------------------------------------------------

                                                     ------------------------------------------------------------------------
Accumulation Unit Value: At beginning of period              $33.90              $10.00            $17.89            $27.47
                         At end of period                    $39.85               $9.64            $18.78            $32.10
                                                     ------------------------------------------------------------------------
                                                               Multi-            Equity            Inter-           Emerging
                                                              Strategy           Index            national         Markets (1
                                                     ------------------------------------------------------------------------
Total units outstanding at beginning of period               40,429             105,503           193,550
Increase (decrease) in units resulting from
  Policy transactions:
  (a) Transfers--policy charges and deductions                 (306)               (656)           (1,207)              (37)
  (b) Transfers in (from other variable accounts)                                 7,872             3,827             7,403
  (c) Transfers out (to other variable accounts)               (400)                              (11,969)
  (d) Transfers--other                                         (591)             (1,607)            7,483               969
                                                     ------------------------------------------------------------------------
                         Sub-Total                           (1,297)              5,609            (1,866)            8,335
                                                     ------------------------------------------------------------------------

Total units outstanding at end of period                     39,132             111,112           191,684             8,335
                                                     ------------------------------------------------------------------------

                                                     ------------------------------------------------------------------------
Accumulation Unit Value: At beginning of period              $23.54              $22.19            $20.39            $10.00
                         At end of period                    $25.83              $26.65            $23.19            $10.81
                                                     ------------------------------------------------------------------------

_________________________________________________

(1) Operations commenced on January 15, 1997.

** Accumulation Unit: unit of measure used to calculate the value of a Policy
   Owner's interest in a Variable Account during the accumulation period.